COMMITMENTS AND CONTINGENCIES (Details)			6 Months Ended		12 Months Ended
	May 03, 2022 USD ($) $ / shares shares	Dec. 17, 2021 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) Demand $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Demand $ / shares shares	May 16, 2022 shares	Dec. 16, 2021 USD ($)	Nov. 25, 2020 USD ($)
Underwriting Agreement [Abstract]
Deferred underwriter fee discount (in dollars per share) | $ / shares			$ 0.35		$ 0.35
Deferred underwriting fees			$ 6,037,500		$ 6,037,500			$ 6,037,500
Amount released from trust account to pay such shareholders			$ 140,378,518	$ 0
Class A Ordinary Shares [Member]
Underwriting Agreement [Abstract]
Ordinary shares, redeemed (in shares) | shares	13,824,311
Amount released from trust account to pay such shareholders	$ 140,378,518
Share price (in dollars per share) | $ / shares	$ 10.15
Ordinary shares, shares outstanding (in shares) | shares			0		0	3,425,689
Convertible Senior Cash [Member]
Common Equity Investment and Convertible Notes Investment [Abstract]
Investors agreed purchase value in aggregate principal amount		$ 150,000,000
Debt instrument, percentage		7.00%
Debt instrument, frequency of payment			quarterly		quarterly
Initial conversion price (in dollars per share) | $ / shares		$ 11.5
Debt Instrument, convertible, if-converted value in excess of principal		$ 50,000,000
Convertible Senior Cash [Member] | First Year [Member]
Common Equity Investment and Convertible Notes Investment [Abstract]
Percentage of stock price trigger		150.00%
Number of threshold trading days			20 days		20 days
Number of consecutive threshold consecutive trading days			30 days		30 days
Convertible Senior Cash [Member] | Second Year [Member]
Common Equity Investment and Convertible Notes Investment [Abstract]
Percentage of stock price trigger		130.00%
Number of threshold trading days			20 days		20 days
Number of consecutive threshold consecutive trading days			30 days		30 days
Payment in Kind (PIK) Note [Member]
Common Equity Investment and Convertible Notes Investment [Abstract]
Debt instrument, percentage		8.75%
Zero Fox [Member]
Business Combination Consideration [Abstract]
Business combination, pre-money enterprise value		$ 866,250,000
Business combination, share price (in dollars per share) | $ / shares		$ 10
Common Equity Investment and Convertible Notes Investment [Abstract]
Shares subscribed for investor (in shares) | shares		2,000,000
Investors agreed purchase value in aggregate principal amount		$ 20,000,000
Zero Fox [Member] | Payment in Kind (PIK) Note [Member]
Common Equity Investment and Convertible Notes Investment [Abstract]
Investors agreed purchase value in aggregate principal amount							$ 5,000,000
Debt instrument, percentage							5.00%
IDX [Member]
Business Combination Consideration [Abstract]
Business combination, pre-money enterprise value		$ 338,750,000
Business combination, share price (in dollars per share) | $ / shares		$ 10
Cash consideration		$ 50,000,000
Liquidation preference amount (in dollars per share) | $ / shares		$ 0.361
Maximum [Member]
Registration and Stockholder Rights [Abstract]
Number of demands eligible security holder can make | Demand			3		3